LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.13%
Aerospace & Defense–0.52%
Airbus SE	56,904	$7,639,340
		7,639,340
Automobiles–3.73%
Ferrari NV	34,639	10,237,210
†Rivian Automotive, Inc. Class A	907,131	22,025,141
†Tesla, Inc.	89,755	22,458,496
		54,720,847
Beverages–0.79%
Constellation Brands, Inc. Class A	45,929	11,543,336
		11,543,336
Biotechnology–1.65%
†Argenx SE ADR	20,889	10,269,659
†Legend Biotech Corp.ADR	58,118	3,903,786
†Vertex Pharmaceuticals, Inc.	28,733	9,991,614
		24,165,059
Broadline Retail–7.55%
†Amazon.com, Inc.	802,968	102,073,292
†Coupang, Inc.	512,227	8,707,859
		110,781,151
Capital Markets–0.38%
Charles Schwab Corp.	102,045	5,602,271
		5,602,271
Chemicals–0.69%
Linde PLC	27,339	10,179,677
		10,179,677
Commercial Services & Supplies–0.39%
=†πANT Group Co. Ltd.	1,516,389	1,484,848
Cintas Corp.	8,948	4,304,077
		5,788,925
Consumer Staples Distribution & Retail–0.04%
†Maplebear, Inc.	19,561	580,766
		580,766
Diversified Telecommunication Services–0.01%
=†πMagic Leap, Inc. Class A	4,690	90,057
		90,057
Electronic Equipment, Instruments & Components–1.27%
Amphenol Corp. Class A	2,064	173,355
†Teledyne Technologies, Inc.	45,170	18,455,559
		18,628,914
Energy Equipment & Services–0.92%
Schlumberger NV	232,201	13,537,318
		13,537,318
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–2.07%
†Netflix, Inc.	51,306	$19,373,146
†Spotify Technology SA	71,625	11,076,090
		30,449,236
Financial Services–6.99%
†Fiserv, Inc.	190,110	21,474,826
Mastercard, Inc. Class A	93,388	36,973,243
Visa, Inc. Class A	191,844	44,126,038
		102,574,107
Ground Transportation–0.45%
Old Dominion Freight Line, Inc.	16,285	6,662,845
		6,662,845
Health Care Equipment & Supplies–1.58%
†Intuitive Surgical, Inc.	63,660	18,607,181
Stryker Corp.	16,592	4,534,096
		23,141,277
Health Care Providers & Services–5.38%
Cigna Group	53,094	15,188,600
Humana, Inc.	32,561	15,841,578
McKesson Corp.	13,447	5,847,428
UnitedHealth Group, Inc.	83,599	42,149,780
		79,027,386
Hotels, Restaurants & Leisure–1.67%
†Booking Holdings, Inc.	1,965	6,059,962
†Chipotle Mexican Grill, Inc.	6,197	11,351,850
Las Vegas Sands Corp.	155,045	7,107,263
		24,519,075
Household Products–0.46%
Procter & Gamble Co.	46,400	6,767,904
		6,767,904
Insurance–1.04%
Chubb Ltd.	73,208	15,240,441
		15,240,441
Interactive Media & Services–12.46%
†Alphabet, Inc. Class A	542,580	71,002,019
†Alphabet, Inc. Class C	294,895	38,881,906
†Match Group, Inc.	141,271	5,534,291
†Meta Platforms, Inc. Class A	193,557	58,107,747
†Pinterest, Inc. Class A	346,270	9,359,678
		182,885,641
Internet Software & Services–0.08%
†πMaplebear, Inc. Lockup Shares	40,715	1,208,828
		1,208,828
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.55%
Accenture PLC Class A	38,815	$11,920,475
†MongoDB, Inc.	8,713	3,013,478
†Shopify, Inc. Class A	142,379	7,769,622
		22,703,575
Life Sciences Tools & Services–1.59%
†Avantor, Inc.	257,628	5,430,798
Danaher Corp.	30,008	7,444,985
Thermo Fisher Scientific, Inc.	20,784	10,520,237
		23,396,020
Media–0.46%
†Trade Desk, Inc. Class A	86,741	6,778,809
		6,778,809
Metals & Mining–0.03%
=†πCelonis SE	2,137	476,722
		476,722
Personal Care Products–0.36%
Estee Lauder Cos., Inc. Class A	37,027	5,352,253
		5,352,253
Pharmaceuticals–3.39%
Eli Lilly & Co.	81,244	43,638,590
Zoetis, Inc.	35,377	6,154,890
		49,793,480
Professional Services–0.77%
†Ceridian HCM Holding, Inc.	61,574	4,177,796
TransUnion	99,732	7,159,760
		11,337,556
Semiconductors & Semiconductor Equipment–9.33%
†Advanced Micro Devices, Inc.	89,475	9,199,820
ASML Holding NV	29,409	17,311,902
Lam Research Corp.	14,699	9,212,892
Marvell Technology, Inc.	91,040	4,927,995
NVIDIA Corp.	221,488	96,345,065
		136,997,674
Software–20.30%
†Adobe, Inc.	27,846	14,198,675
†Atlassian Corp. Class A	17,799	3,586,677
†Aurora Innovation, Inc.	603,821	1,418,979
=†πCanva, Inc.	875	933,329
†Dynatrace, Inc.	187,512	8,762,436
=†πEpic Games, Inc.	6,539	4,516,160
Intuit, Inc.	54,030	27,606,088
†Klaviyo, Inc. Class A	18,744	646,668
Microsoft Corp.	569,027	179,670,275
Roper Technologies, Inc.	35,174	17,034,065
†Salesforce, Inc.	80,118	16,246,328
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ServiceNow, Inc.	40,468	$22,619,993
=†πStripe, Inc. Class B	40,238	881,615
		298,121,288
Specialty Retail–0.91%
†Floor & Decor Holdings, Inc. Class A	38,514	3,485,517
Ross Stores, Inc.	87,911	9,929,548
		13,415,065
Technology Hardware, Storage & Peripherals–7.04%
Apple, Inc.	603,991	103,409,299
		103,409,299
Textiles, Apparel & Luxury Goods–0.26%
†Lululemon Athletica, Inc.	9,915	3,823,323
		3,823,323
Wireless Telecommunication Services–1.02%
†T-Mobile U.S., Inc.	106,594	14,928,490
		14,928,490
Total Common Stock (Cost $641,789,796)		1,426,267,955
CONVERTIBLE PREFERRED STOCKS–1.61%
=†πCanva, Inc. Series A	52	55,466
=†πCanva, Inc. Series A-3	18	19,200
=†πCanva, Inc. Series A-4	3	3,200
=†πCelonis SE Series D	6,459	1,440,874
=†πDatabricks, Inc. Series I	50,702	3,726,597
†Dr Ing hc F Porsche AG	57,008	5,364,182
=†πFormagrid, Inc. Series F	10,238	671,715
=†πGM Cruise Holdings LLC Class F	126,000	2,658,600
=†πGM Cruise Holdings LLC Class G	70,430	1,486,073
=†πNuro, Inc. Series C	189,324	1,173,809
=†πNuro, Inc. Series D	41,493	257,257
=†πRappi, Inc. Series E	36,866	1,327,545
=†πRedwood Materials, Inc. Series C	40,061	1,912,346
=†πRedwood Materials, Inc. Series D	41,085	1,961,228
=†πSila Nanotechnologies, Inc. Series F	35,141	712,659
=†πWaymo LLC Series A-2	17,257	780,189
Total Convertible Preferred Stocks (Cost $29,231,771)		23,550,940
PREFERRED STOCK–0.54%
Sartorius AG 0.45%	23,444	7,976,190
Total Preferred Stock (Cost $8,437,787)		7,976,190

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	12,340,535	$12,340,535
Total Money Market Fund (Cost $12,340,535)		12,340,535

TOTAL INVESTMENTS–100.12% (Cost $691,799,889)	$1,470,135,620
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(1,780,929)
NET ASSETS APPLICABLE TO 32,661,433 SHARES OUTSTANDING–100.00%	$1,468,354,691

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $27,778,317, which represented 1.89% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
ANT Group Co. Ltd.	8/14/2023	$1,516,388	$1,484,848
Canva, Inc.	12/17/2021	1,491,142	933,329
Canva, Inc. Series A	12/17/2021	88,616	55,466
Canva, Inc. Series A-3	12/17/2021	30,675	19,200
Canva, Inc. Series A-4	12/17/2021	5,113	3,200
Celonis SE	6/17/2021	790,241	476,722
Celonis SE Series D	6/17/2021	2,388,489	1,440,874
Databricks, Inc. Series I	9/14/2023	3,726,597	3,726,597
Epic Games, Inc.	6/18/2020	4,238,405	4,516,160
Formagrid, Inc. Series F	12/8/2021	1,917,419	671,715
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	2,658,600
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	1,486,073
Magic Leap, Inc. Class A	9/20/2021	2,280,092	90,057
Maplebear, Inc. Lockup Shares	7/2/2020	2,232,055	1,208,828
Nuro, Inc. Series C	10/30/2020	2,471,549	1,173,809
Nuro, Inc. Series D	10/29/2021	864,951	257,257
Rappi, Inc. Series E	9/8/2020	2,202,598	1,327,545
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	1,912,346
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	1,961,228
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,367	712,659
Stripe, Inc. Class B	12/17/2019	631,334	881,615
Waymo LLC Series A-2	5/8/2020	1,481,810	780,189
Total		$37,806,948	$27,778,317

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,639,340	$—	$—	$7,639,340
Automobiles	54,720,847	—	—	54,720,847
Beverages	11,543,336	—	—	11,543,336
Biotechnology	24,165,059	—	—	24,165,059
Broadline Retail	110,781,151	—	—	110,781,151
Capital Markets	5,602,271	—	—	5,602,271
Chemicals	10,179,677	—	—	10,179,677
Commercial Services & Supplies	4,304,077	—	1,484,848	5,788,925
Consumer Staples Distribution & Retail	580,766	—	—	580,766
Diversified Telecommunication Services	—	—	90,057	90,057
Electronic Equipment, Instruments & Components	18,628,914	—	—	18,628,914
Energy Equipment & Services	13,537,318	—	—	13,537,318
Entertainment	30,449,236	—	—	30,449,236
Financial Services	102,574,107	—	—	102,574,107
Ground Transportation	6,662,845	—	—	6,662,845
Health Care Equipment & Supplies	23,141,277	—	—	23,141,277
Health Care Providers & Services	79,027,386	—	—	79,027,386
Hotels, Restaurants & Leisure	24,519,075	—	—	24,519,075
Household Products	6,767,904	—	—	6,767,904
Insurance	15,240,441	—	—	15,240,441
Interactive Media & Services	182,885,641	—	—	182,885,641
Internet Software & Services	—	1,208,828	—	1,208,828
IT Services	22,703,575	—	—	22,703,575
Life Sciences Tools & Services	23,396,020	—	—	23,396,020
Media	6,778,809	—	—	6,778,809
Metals & Mining	—	—	476,722	476,722
Personal Care Products	5,352,253	—	—	5,352,253
Pharmaceuticals	49,793,480	—	—	49,793,480
Professional Services	11,337,556	—	—	11,337,556
Semiconductors & Semiconductor Equipment	136,997,674	—	—	136,997,674
Software	291,790,184	—	6,331,104	298,121,288
Specialty Retail	13,415,065	—	—	13,415,065
Technology Hardware, Storage & Peripherals	103,409,299	—	—	103,409,299
Textiles, Apparel & Luxury Goods	3,823,323	—	—	3,823,323
Wireless Telecommunication Services	14,928,490	—	—	14,928,490
Convertible Preferred Stocks	5,364,182	—	18,186,758	23,550,940
Preferred Stock	7,976,190	—	—	7,976,190
Money Market Fund	12,340,535	—	—	12,340,535
Total Investments	$1,442,357,303	$1,208,828	$26,569,489	$1,470,135,620
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2023.
Asset Type	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$8,382,731	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	11.7x-14.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	11.8x-18.9x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Discount Rate (a)	6% (N/A)
Convertible Preferred Stock	$18,186,758	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	1.4x-14.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.1x-18.9x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	25% (N/A)
		Market Comparable Companies	Projected future value discount rate term	4 years (N/A)
		Market Comparable Companies	Present Value Factor	0.410 (N/A)
		Market Comparable Companies	Haircut (a)	70% (N/A)
Total	$26,569,489
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 09/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/23
Common Stock	$9,645,945	$—	$1,520,879	$(2,948,675)	$—	$—	$—	$(2,089,377)	$2,253,959	$8,382,731	$320,283
Convertible Preferred Stocks	17,270,532	—	5,671,343	(1,674,148)	—	—	—	—	(3,080,969)	18,186,758	(3,365,002)
Convertible Bond	93,645	—	—	(93,645)	—	—	—	—	—	—	—
Total	$27,010,122	$—	$7,192,222	$(4,716,468)	$—	$—	$—	$(2,089,377)	$(827,010)	$26,569,489	$(3,044,719)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Growth Stock Fund–6